Other Gains and (Losses) (Tables)	12 Months Ended
Dec. 31, 2017
Other Gains and (Losses) [Abstract]
Schedule of other gains and (losses)

	Year ended December 31,
	2017	2016	2015
Gain on disposals of property, plant and equipment	171	10,541	11,412
Foreign exchange gain	(48)	54	(233,532)
Provision / reversal of inventory obsolescence	(101,256)	(1,667)	(342)
Bad debt provision of trade receivables	-	(331,196)	(1,070,563)
Impairment of prepayments in land purchase and related construction	-	(11,649,038)	(2,565,334)
Others	(21,110)	847,539	(19,473)
	(122,243)	(11,123,767)	(3,877,832)